Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred tax
Schedule of deferred tax

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,205	€2,514	€1,978
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€289,833	€223,377	€164,079

Deferred taxes in the consolidated statement of operations	€1,158	€535	€20
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,537	1,973	414
Deferred tax expenses relating to change in tax rates	—	—	(181)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(379)	(1,438)	(213)